ADS ratio change	12 Months Ended
Dec. 31, 2012
ADS ratio change
ADS ratio change

30.  ADS ratio change

The Company received a notice on October 11, 2012 from the NASDAQ Stock Market LLC stating that, based upon the closing bid price of the Company’s American Depositary Shares (“ADS”) for 30 consecutive business days, the Company no longer meets the requirement set forth in NASDAQ Marketplace Rule 5450(a) (1), which requires listed securities to maintain a bid price of US$1.00 per ADS (the “Minimum Bid Price Rule”). In accordance with NASDAQ Marketplace Rule 5810(c)(3)(A), the Company was provided with a period of 180 calendar days, or until April 9, 2013, to regain compliance with the Minimum Bid Price Rule.

Effective on December 10, 2012, the Company changed the ratio of its American Depositary Shares (“ADSs”) to ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing five (5) ordinary shares. Pursuant to the ratio change, each shareholder of record at the close of business on December 7, 2012 was required to exchange every five ADSs then held for one new ADS. The ratio change brought the Company back into compliance with all NASDAQ listing standards.